UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Laurie Roberts
700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

Semi-Annual Report
September 30, 2007

Investment Advisor

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:   1-866-264-8783
Web:      www.genwavefund.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
PORTFOLIO OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	11
STATEMENT OF OPERATIONS	12
STATEMENTS OF CHANGES IN NET ASSETS	13
FINANCIAL HIGHLIGHTS	14
NOTES TO FINANCIAL STATEMENTS	15
RENEWAL OF ADVISORY AGREEMENT AND APPROVAL OF SUBADVISORY AGREEMENT	20

2

LETTER TO SHAREHOLDERS

September 30, 2007
Dear Valued Shareholders,

The Generation Wave Growth Fund was designed to invest in sectors of the market that most likely will be impacted by the spending habits of the massive Baby Boomer population. This enormous demographic is already having an important impact on many industries, including health care, technology and financial services – and the effect is likely to accelerate over the next decade or longer.

In the past, this trend has been captured mostly by using what we believe are the best-of-breed mutual funds. We have been increasingly using exchange traded funds (ETFs) as opposed to mutual funds to seize upon these demographic trends, as ETFs offer better liquidity and transparency, often with lower expenses. ETFs also tend to be more narrowly focused than mutual funds, which allow us to more precisely target certain slices of the market.

Our portfolio of various ETFs representing a mix of global markets, asset classes, sectors and investment styles offers an investor a single, broadly diversified fund that could be used as a core holding.

Over the past year, information technology fared well, surpassing the return of the overall market. But the return of the health care sector was lackluster and financials were the worst-performing area of the market. In fact, it was the only sector of the market that was down. Needless to say, the impact of the aging Baby Boomer population is a long-term trend. The sectors that stand to gain the most from this enormous demographic shift will not go up every single quarter or year, as there are many other shorter term influences at work. But we believe that over the long haul, the health care, technology and financial services sectors will likely be enormous beneficiaries of this developing trend. We have a long-term perspective.

As of September 30, 2007, the Generation Wave Growth Fund received a four-star Overall Morningstar rating, derived from a weighted average of the fund’s three-year Morningstar Ratings metrics, which are based on risk-adjusted return performance through September 30, 2007 relative to 1,646 Large Blend funds.  We received this rating despite an otherwise difficult and uninspiring period.

Remember that, as a shareholder, you can electronically invest into your account on a monthly basis through your checking or savings account via an ACH.  For more information please call our shareholder service department at (866) 264-8783.  As always your suggestions for additional improvements are welcome and can be submitted via e-mail at our website.

Please remember that detailed fund information including holdings and performance, updated monthly, are always available at www.genwavefunds.com.

3

Thank you for being a valued shareholder of the Generation Wave Growth Fund. We look forward to riding the demographic trends together over the coming years.

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Because the Fund is a Òfund of fundsÓ, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  The Fund also invests in ETFs. They are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (ÒNAVÓ), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may also invest in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Please refer to the prospectus for more information about the Fund, including risks, fees and expenses.

© 2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

For each fund with at least a three –year history, Morningstar calculates a Morningstar Rating TM (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next  22.5% receive 2 stars and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.  The Generation Wave Growth Fund was rated against the following numbers of U.S. domiciled Large Blend funds over the following time periods: 1,646 funds in the last three years and 1,284 funds in the last five years.  With respect to these Large Blend funds, The Generation Wave Growth Fund received a Morningstar Rating of 3 stars and 4 stars for the three- and five-year periods respectively.  Past performance is not guarantee of future results.

Automatic Investment Plans do not assure a profit and do not protect against a loss in declining markets

Quasar Distributors, LLC, Distributor (11/07)

4

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/07 – 9/30/07).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

5

EXPENSE EXAMPLE (Continued)

	Generation Wave Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2007 -
	April 1, 2007	September 30, 2007	September 30, 2007*
Actual	$1,000.00	$1,050.20	$7.69
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.50	$7.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

6

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds.  In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalizations. The mutual funds in which the Fund invests will be selected from the suitable pool of funds selected by the subadvisor after applying a combination of objective and subjective criteria to mutual funds available on the market.

The Fund will typically invest in equity funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may at times add fixed-income funds to the allocation. The Fund’s sector breakdown at September 30, 2007 is shown below.

Sector Breakdown % of Net Assets

Total Returns as of September 30, 2007

	Generation Wave
Average Total Return	Growth Fund	S&P 500 Index
Six months	5.02%	8.44%
One year	11.59%	16.44%
Three year
average annual	12.31%	13.15%
Five year
average annual	16.07%	15.45%
Average annual since
inception 6/21/01	6.07%	5.22%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783 or visiting www.genwavefunds.com.

7

INVESTMENT HIGHLIGHTS (Continued)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on June 21, 2001 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

* Inception Date

8

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)	Ticker Symbol: GWGFX

Common Stocks 2.1%	Shares	Market Value
Financials 1.1%
NYSE Euronext	6,500	$514,605
Telecommunications 1.0%
AT&T Inc.	12,000	507,720
Total Common Stocks (Cost $974,257)		1,022,325
Domestic Bond Funds 4.6%
iShares Lehman 1-3 Year Treasury Bond Fund	15,000	1,218,900
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,021,200
Total Domestic Bond Funds (Cost $2,220,116)		2,240,100
Domestic Equity Fund 12.2%
Dodge & Cox Stock Fund	37,199	5,913,974
Total Domestic Equity Fund (Cost $3,624,355)		5,913,974
Domestic Index Funds 24.6%
iShares Russell 1000 Growth Index Fund	60,000	3,703,800
iShares S&P 100 Index Fund	20,000	1,430,400
PowerShares FTSE RAFI US 1000 Portfolio	36,000	2,216,520
Rydex S&P 500 Pure Growth ETF	61,300	2,366,793
Ultra QQQ ProShares	20,500	2,216,050
Total Domestic Index Funds (Cost $10,522,377)		11,933,563
International Equity Fund 8.3%
Oakmark International Fund - Class I	151,126	4,018,448
Total International Equity Fund (Cost $2,203,351)		4,018,448
International Index Funds 8.1%
India Fund, Inc.	8,000	434,400
iShares MSCI EAFE Index Fund	7,000	578,130
iShares MSCI Taiwan Index Fund	85,000	1,428,000
iShares S&P Global Financials Sector Index Fund	5,500	494,725
Wisdomtree Japan SmallCap Dividend Fund	20,000	991,400
Total International Index Funds (Cost $3,659,005)		3,926,655
Money Market Fund 0.1%
Federated Treasury Obligations Fund - Class IS	27,986	27,986
Total Money Market Fund (Cost $27,986)		27,986

The accompanying notes are an integral part of these financial statements.

9

PORTFOLIO OF INVESTMENTS (Continued)

Sector Funds 39.0%	Shares	Market Value
Aerospace & Defense 1.4%
PowerShares Aerospace & Defense Portfolio	27,500	$652,025
Energy 5.7%
Oil Service HOLDRs Trust	14,500	2,780,375
Financials 14.9%
Franklin Mutual Financial Services Fund - Class Z	254,463	5,450,605
PowerShares FTSE RAFI Financials Sector Portfolio	35,000	1,747,900
		7,198,505
Health Care 15.1%
Vanguard Health Care Fund - Admiral Class	113,013	7,322,136
Mining 1.9%
Market Vectors Gold Miners ETF	20,000	907,000
Total Sector Funds (Cost $14,906,671)		18,860,041
Total Investments 99.0% (Cost $38,138,118)		47,943,092
Assets, Less Other Liabilities 1.0%		465,925
Net Assets 100.0%		$48,409,017

The accompanying notes are an integral part of these financial statements.

10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2007 (Unaudited)

ASSETS
Investments, at value (cost $38,138,118)	$47,943,092
Cash	21,257
Income receivable	18,580
Receivable for investments sold	503,092
Other assets	22,831
TOTAL ASSETS	48,508,852

LIABILITIES
Payable for capital shares redeemed	1,200
Payable to Advisor	35,531
Payable to affiliates	28,606
Accrued expenses and other liabilities	34,498
TOTAL LIABILITIES	99,835

NET ASSETS	$48,409,017

Net assets consist of:
Paid-in capital	$32,994,572
Accumulated net realized gain	5,609,471
Net unrealized appreciation on investments	9,804,974
NET ASSETS	$48,409,017

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,617,296

Net asset value, redemption price and offering price per share(1)	$13.38

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

11

FINANCIAL STATEMENTS

Statement of Operations
For the Six Months Ended September 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividend income	$210,280
Interest income	18,681
TOTAL INVESTMENT INCOME	228,961
EXPENSES
Advisory fees	237,943
Administration fees	33,147
Transfer agent fees and expenses	31,531
Fund accounting fees	14,526
Legal fees	13,540
Chief compliance officer fees and expenses	12,498
Audit fees	11,281
Federal and state registration fees	11,071
Reports to shareholders	4,576
Trustees' fees and related expenses	4,003
Custody fees	3,121
Other expenses	10,163
TOTAL EXPENSES BEFORE INTEREST EXPENSE	387,400
Interest expense	695
TOTAL EXPENSES	388,095
Less waivers by Advisor	(12,395)
NET EXPENSES	375,700
NET INVESTMENT INCOME	(146,739)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	429,667
Capital gain distributions from other investment companies	107,056
Change in net unrealized appreciation/depreciation on investments	2,098,313
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,635,036
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,488,297

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited)	March 31, 2007
FROM OPERATIONS
Net investment income (loss)	$(146,739)	$517,378
Net realized gain from security transactions	429,667	6,352,135
Capital gain distributions from other investment
companies	107,056	2,432,614
Change in net unrealized appreciation/depreciation
on investments	2,098,313	(5,993,189)
Net increase in net assets from operations	2,488,297	3,308,938

FROM DISTRIBUTIONS
Net investment income	—	(719,903)
Net realized gain on investments	—	(2,489,549)
Net decrease in net assets resulting
from distributions paid	—	(3,209,452)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,994,639	2,079,405
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	3,145,949
Payments for shares redeemed(1)	(5,605,411)	(11,805,912)
Net decrease in net assets
from capital share transactions	(3,610,772)	(6,580,558)

TOTAL DECREASE
IN NET ASSETS	(1,122,475)	(6,481,072)

NET ASSETS
Beginning of year	49,531,492	56,012,564
End of year	$48,409,017	$49,531,492

(1)	Net of redemption fees of $25 for the period ended September 30, 2007 and $1,574 for the year ended March 31, 2007.

The accompanying notes are an integral part of these financial statements.

13

FINANCIAL STATEMENTS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year		Period
	September 30,		Ended	Ended	Ended		Ended		Ended
	2007		March 31,	March 31,	March 31,		March 31,		March 31,
	(Unaudited)		2007	2006	2005		2004		2003
Net Asset Value,
Beginning of Year	$12.74		$12.72	$10.80	$10.40		$7.06		$9.79
Income (loss) from
investment operations:
Net investment income (loss)(1)	(0.04)		0.14 (2)	0.03	0.03		(0.06)		(0.09)
Net realized and unrealized
gain (loss) on investments	0.68		0.70	1.92	0.37		3.40		(2.55)
Total from investment operations	0.64		0.84	1.95	0.40		3.34		(2.64)
Less distributions paid:
From net investment income	—		(0.18)	(0.03)	—		—		—
From net realized gain
on investments	—		(0.64)	—	—		—		(0.09)
Total distributions paid	—		(0.82)	(0.03)	—		—		(0.09)
Paid-in capital from
redemption fees (Note 2)	—	(3)	— (3)	— (3)	—	(3)	—	(3)	—
Net Asset Value, End of Year	$13.38		$12.74	$12.72	$10.80		$10.40		$7.06
Total Return	5.02%	(6)	6.67%	18.13%	3.85%		47.31%		(26.98)%
Supplemental Data and Ratios:
Net assets at end of year (000's)	$48,409		$49,531	$56,013	$31,446		$37,586		$31,368
Ratio of expenses to
average net assets(4)(5)	1.50%	(7)	1.50%	1.50%	1.50%		1.50%		1.50%
Ratio of net investment income
(loss) to average net assets(4)(5)	(0.59)%	(7)	0.99%	0.30%	0.26%		(0.59)%		(1.04)%
Portfolio turnover rate	27.52%		53.00%	6.60%	39.78%		1.66%		39.50%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.55%, 1.61%, 1.77%, 1.90%, 1.89% and 2.08% and the ratio of net investment income (loss) to average net assets would have been (0.64)%, 0.88%, 0.03%, (0.14)%, (0.98)% and (1.62)% for the periods ended September 30, 2007, March 31, 2007, March 31, 2006, March 31, 2005, March 31, 2004 and March 31, 2003, respectively.

(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Not annualized for periods less than a full year.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

14

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

(1)  Organization
USA MUTUALS (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Generation Wave Growth Fund (the “Fund”), represents a distinct portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on June 21, 2001.

(2)  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)  Investment Valuation– The assets of the Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities for which there were no transactions are valued at the latest bid prices.  All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ board of trustees/directors.  The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees.  When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

(b)Federal Income Taxes– The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

15

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

(c)  New Accounting Pronouncements– The Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on September 29, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ’’more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  As of September 30, 2007, FIN 48 did not result in an impact to the Fund’s financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(d)  Distributions to Shareholders– The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended September 30, 2007 and the year ended March 31, 2007 were as follows:

	Six Months Ended	Year Ended
	September 30, 2007	March 31, 2006
Ordinary income	$ —	$ 658,166
Long-term capital gains	$ —	$2,551,286

The Fund designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2007.

16

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$42,917,525
Gross tax unrealized appreciation	$7,942,962
Gross tax unrealized depreciation	(280,843)
Net tax unrealized appreciation	7,662,119
Undistributed ordinary income	—
Undistributed long-term capital gain	5,264,029
Total distributable earnings	5,264,029
Other accumulated losses	—
Total accumulated earnings	$12,926,148

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains.  At March 31, 2007, the Fund had no capital loss carryforwards.

(e)  Use of Estimates– The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)  Share Valuation– The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(g)  Other– Investment transactions are accounted for on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

17

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

(3)  Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mutuals Advisors, Inc. (the “Advisor”), formerly known as MUTUALS.com, Inc., with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund’s average daily net assets.

The Advisor has agreed to waive, through July 31, 2017, its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% of the Fund’s average daily net assets.  For the six months ended September 30, 2007, expenses of $12,395 were waived by the Advisor.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2008	$136,006
2009	$125,546
2010	$ 58,767
2011	$ 12,395

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Fund paid the Chief Compliance Officer $12,498 for the six months ended September 30, 2007.

(4)  Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2007	March 31, 2007
Shares sold	150,365	162,113
Shares issued to holders in
reinvestment of distributions	—	249,086
Shares redeemed	(419,927)	(928,690)
Net decrease	(269,562)	(517,491)

(5)  Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended September 30, 2007 were $13,639,516 and $13,352,661, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

18

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

(6)  Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities.  For the periods April 1, 2007 through September 18, 2007 and September 19, 2007 through September 30, 2007, the interest rate on the outstanding principal amount was the Bank’s Prime Rate of 8.25% and 7.75%, respectively.  During the six months ended September 30, 2007, the Fund had an outstanding average daily balance of $10,503 and the maximum amount outstanding during the period was $396,000.  Interest expense amounted to $695 for the Fund for the six months ended September 30, 2007.  At September 30, 2007 there was no loan payable balance for the Fund.

19

REGARDING RENEWAL OF ADVISORY AGREEMENT

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Company on May 23, 2007 (the “Board Meeting”), the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved the renewal of the Company’s Investment Advisory Agreement (the “Agreement”) with Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”) through July 31, 2008.  In advance of the Board Meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions asked by the Trustees.  The materials provided contained information with respect to the factors noted below, including the Agreement, a memorandum prepared by the Company’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a questionnaire completed on behalf of the Fund by the Advisor, Form ADV, financial statements, bibliographic information regarding key personnel, written compliance program and Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the renewal process relating to the Agreement, including performance, management fees and other expense information.  The materials also included comparisons of the Fund with other funds of similar size and/or investment objectives in terms of performance, fees and other expenses, as well as the performance of the Fund versus its benchmark.

DISCUSSION OF FACTORS CONSIDERED IN CONNECTION WITH THE AGREEMENT

In connection with the approval of the renewal of the Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES.

The Trustees considered the nature, extent and quality of services provided by the Advisor, including portfolio management, supervision of Fund operations, compliance and regulatory matters and general oversight of other service providers.  The Trustees discussed the Advisor’s responsibilities in light of its retention of GNI Capital, Inc. (“GNI”) as a subadvisor to make day-to-day decisions with respect to the management of the Fund’s portfolio.  The Trustees reviewed the structure of the Advisor’s compliance procedures and noted that David Scott of D. E. Scott & Associates, LLC had been retained as the chief compliance officer for the Company and the Advisor.  The Trustees discussed the Advisor’s handling of compliance matters, including information provided by Mr. Scott.  The Trustees concluded that, while the Advisor did not have a large staff, the quality of the services provided to the Fund has been consistently of a high level and that it was qualified to manage the Fund’s portfolio, to oversee GNI as a subadvisor and to monitor the Fund’s compliance with applicable requirements under the securities laws.

20

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR.

The Trustees reviewed a report prepared by Lipper, Inc. (“Lipper”) that contained information regarding the Fund’s performance.  The Trustees considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund’s Lipper peer group universe, and concluded that the Advisor had delivered reasonable performance results consistent with the long-term investment strategies being pursued by the Fund.  The Fund ranked high in its peer group based on its average annual return over five-year and three-year periods, but ranked somewhat lower for periods of one year and less.  In particular, the Trustees noted that the Fund ranked in the second and third quartiles of its performance peer group for the five-year and three-year periods ended March 31, 2007.  The Trustees also noted that the Advisor did not have any clients other than the Company, so performance results could not be compared to the Advisor’s other clients.  After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the Fund’s management fee and total expense ratio relative to industry averages for the Fund’s benchmark category.  The Trustees noted that the Advisor has historically capped the total expense ratio of the Fund at 1.50% and observed that the Advisor proposed to continue to cap the Fund’s expenses at 1.50%.  Based on the information provided by Lipper, the Fund was the in the third quartile in its expense peer group based on total expenses, but near the median for its net advisory fee.  The Trustees reviewed the Advisor’s balance sheet, income statement and profit and loss statement, noting that due to the expense cap that is in place, the Advisor continues to waive a portion of its advisory fee. The Trustees also took notice of the fact that the Advisor realized a profit for the first time during its last fiscal year and received and reviewed financial statements for the parent company of the Advisor.  The Trustees acknowledged the Advisor had subsidized the Fund’s operations following its inception and had not yet recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor in light of the prospects for the Fund’s future growth.  The Trustees concluded that, based on the financial statements, the Advisor was sufficiently capitalized to continue to provide adequate services to the Fund.  The Trustees also concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative performance and expense and advisory fee information, and that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive.

4.	EXTENT OF ECONOMIES OF SCALE AS FUND GROWS.

The Trustees considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale.  The Trustees noted that as asset levels grow, certain service provider fees are reduced.  The Trustees again noted that the Advisor’s cap on the

21

Fund’s total expenses, which has been in place since the Fund’s inception, has been and continues to be a clear benefit to Fund investors, and will remain in place for at least another year.

The Trustees also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist.  The Trustees noted that breakpoints are not a viable option at this time given the size of the Fund and the Advisor’s continuing fee waivers, although the Trustees recognized that breakpoints might be re-evaluated in the event of further growth in the assets of the Fund.  The Trustee’s acknowledged the statement of the Advisor that the Fund’s expense cap may no longer be necessary as the Fund grows and that the Fund’s fee structure would be re-evaluated, with breakpoints and other measures inserted and fee rates possibly lowered, for the benefit of the Fund’s shareholders.  With respect to the Advisor’s fee structure and applicable expense caps, in light of the Advisor’s recognition of the possibility of lowering fee rates if the Fund continues to grow, the Trustees concluded that the extent of potential economies of scale were adequately addressed.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees also considered the character and amount of other incidental or “fall-out” benefits received by the Advisor from its association with the Fund.  The Trustees concluded that potential “fall-out” benefits that the Advisor may receive, such as greater name recognition, appear to be modest, and in many cases benefit the Fund.

CONCLUSIONS

All of these factors were considered by the Trustees.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders had received favorable absolute and relative performance at reasonable fees and, therefore, approval of the renewal of the Agreement was in the best interest of the Fund and its shareholders

22

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

MUTUALS.com has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MUTUALS.com
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Subadvisor	GNI Capital, Inc.
125 The Parkway, Suite 201
Greenville, South Carolina 29615

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Semi-Annual Report
September 30, 2007

Investment Advisor

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:   1-866-264-8783
Web:      www.VICEFUND.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
PORTFOLIO OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
RENEWAL OF ADVISORY AGREEMENT AND APPROVAL OF SUBADVISORY AGREEMENT	23

LETTER TO SHAREHOLDERS

September 30, 2007

Dear Fellow Shareholders,

The ramifications of spiking mortgage default rates have just begun to unfold. Indeed, the event has shaken the global credit markets to the core, and we believe the eye of the storm has yet to pass. Add to that rising commodity prices, a weakening U.S. dollar, a sharp housing slowdown, signs of a slowing economy, and continued debt write-downs, and there’s plenty of angst in today’s market environment. No doubt, these are certainly tumultuous times for U.S. equity investors.

Yet, none of these macroeconomic factors have had any meaningful impact on people’s desire to drink, smoke and gamble, or our nation’s need to protect itself. As a result, the Vice Fund’s areas of focus – alcoholic beverages, tobacco, gaming, and aerospace/defense – have been a beacon of strength in an otherwise unstable time.

For the six month period ending September 30, 2007, the Vice Fund returned 17.64% while the Standard & Poor’s 500 Index gained only 8.44%, including dividend income.

In fact, according to Lipper, based on total return as of September 30, 2007, the Vice Fund ranks in the top 1% of all multi-cap core funds for the past one year (of 876 funds), two years (768 funds) and three-years (662 funds).  The Fund also ranks in the top 5% among 493 funds for the five-year period ended September 30, 2007.

More recently, the Vice Fund received a five-star Overall Morningstar rating among 1646 Large Blend funds. This rating is derived from a weighted average of the fund’s three-year Morningstar Ratings metrics, which are based on risk-adjusted return performance through September 30, 2007. Assets in the Fund have grown to $157 million, having more than doubled over the past year.

As we’ve said before, in periods characterized by relatively unexciting equity returns and a tepid economy, the industries that the Fund focuses on, because of their defensive nature, have historically beaten the broad market. That is the precise environment we seem to be in today. We hope that with time, the Vice Fund will prove to be one that performs strongly in all seasons.

Please remember that detailed fund information including holdings and performance, updated monthly, is always available at www.ViceFund.com.

Thank you for entrusting us with the management of your investment in the Vice Fund. It is truly a privilege to manage the Fund on your behalf.

Regards,

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.  One cannot invest directly in an index.

Opinions expressed are those of Mutual Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual funds with a narrow investment focus are subject to greater price fluctuations than funds with broader investment choices.  The Vice Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

© 2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

For each fund with at least a three –year history, Morningstar calculates a Morningstar Rating TM (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next  22.5% receive 2 stars and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.  The Vice Fund was rated against the following numbers of U.S. domiciled Large Blend funds over the following time periods: 1,646 funds in the last three years and 1,284 funds in the last five years.  With respect to these Large Blend funds, the Vice Fund received a Morningstar Rating of 5 stars and 5 stars for the three-and five-year periods respectively.  Past performance is not guarantee of future results.

Quasar Distributors, LLC, Distributor (11/07)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/07 – 9/30/07).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)

	Vice Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2007 -
	April 1, 2007	September 30, 2007	September 30, 2007*
Actual**	$1,000.00	$1,176.40	$9.90
Hypothetical
(5% return before expenses)***	$1,000.00	$1,015.88	$9.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends on short positions, your actual cost of investment in the Fund would be $9.52.
***	Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $8.82.

INVESTMENT HIGHLIGHTS

Sector Breakdown% of Net Assets

Total Returns as of September 30, 2007

Average Total Return	Vice Fund	S&P 500 Index

Six Months	17.64%	8.44%
One year	33.71%	16.44%
Average annual
three years	22.38%	13.15%
Average annual
five years	21.09%	15.45%
Average annual since
inception 8/30/02	19.52%	12.60%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783 or visiting www.ViceFund.com.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

INVESTMENT HIGHLIGHTS (Continued)

The Fund imposes a 1.00% redemption fee on shares held less than 60 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

This chart assumes an initial gross investment of $10,000 made on August 30, 2002 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

* Inception Date

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 96.7%	Shares	Market Value
Aerospace/Defense 27.3%
Alliant Techsystems Inc.*	13,000	$1,420,900
BAE Systems plc, ADR	90,000	3,619,584
The Boeing Co.	77,500	8,136,725
General Dynamics Corp.(2)	68,500	5,786,195
L-3 Communications Holdings, Inc.	16,500	1,685,310
Lockheed Martin Corp.(2)	57,000	6,183,930
Northrop Grumman Corp.	54,000	4,212,000
Raytheon Co.	85,500	5,456,610
Rockwell Collins, Inc.	26,000	1,899,040
Spirit AeroSystems Holdings Inc. - Class A*	36,500	1,421,310
United Technologies Corp.	38,000	3,058,240
		42,879,844
Alcoholic Beverages 21.7%
The Boston Beer Company, Inc. - Class A*	15,000	729,900
Central European Distribution Corp.*	42,000	2,012,220
Companhia de Bebidas das Americas (AmBev), ADR	19,500	1,426,035
Constellation Brands, Inc. - Class A*	66,000	1,597,860
Diageo plc, ADR	95,500	8,378,215
Heineken NV, ADR	192,800	6,309,129
InBev NV, ADR	79,000	7,161,350
SABMiller plc, ADR	231,000	6,551,183
		34,165,892
Casinos, Gambling & Lotteries 25.4%
Boyd Gaming Corp.	68,000	2,913,800
Harrah's Entertainment, Inc.	5,500	478,115
International Game Technology	160,000	6,896,000
Las Vegas Sands Corp.*	51,500	6,871,130
MGM MIRAGE*	83,000	7,423,520
Penn National Gaming, Inc.*	33,500	1,977,170
Pinnacle Entertainment, Inc.*	58,500	1,592,955
Station Casinos, Inc.	5,500	481,140
WMS Industries Inc.*	126,000	4,170,600
Wynn Resorts, Ltd.	45,500	7,168,980
		39,973,410

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS (Continued)	Shares	Market Value
Tobacco 22.3%
Altria Group, Inc.	166,500	$11,576,745
British American Tobacco plc, ADR	110,000	7,917,800
Imperial Tobacco Group plc, ADR	56,500	5,184,440
Loews Corp. - Carolina Group(2)	117,000	9,620,910
Reynolds American Inc.(2)	12,000	763,080
		35,062,975
Total Common Stocks (Cost $117,647,395)		152,082,121

CALL OPTIONS PURCHASED 0.2%	Contracts
Altria Group, Inc.:
Expiration: January 2008, Exercise Price: $75.00	300	24,000
The Boeing Co.:
Expiration: November 2007, Exercise Price: $105.00	100	39,000
Las Vegas Sands Corp.:
Expiration December 2007, Exercise Price: $135.00	50	64,000
Northrop Grumman Corp.:
Expiration: January 2008, Exercise Price: $80.00	200	59,500
Trump Entertainment Resorts, Inc.:
Expiration: January 2008, Exercise Price: $7.50	750	58,125
Wynn Resorts, Ltd.:
Expiration: December 2007, Exercise Price: $165.00	50	62,500
Total Call Options Purchased (Cost $444,258)		307,125

PUT OPTIONS PURCHASED 0.1%
Las Vegas Sands Corp.:
Expiration December 2007, Exercise Price: $135.00	75	93,750
Wynn Resorts, Ltd.:
Expiration: December 2007, Exercise Price: $165.00	60	82,200
Total Put Options Purchased (Cost $184,290)		175,950

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)	Ticker Symbol: VICEX

	Principal
SHORT-TERM INVESTMENTS 2.3%	Amount	Market Value
Variable Rate Demand Notes(1)
American Family Financial Services Inc., 4.2419%	$1,652,332	$1,652,332
Wisconsin Corporate Central Credit Union, 4.7987%	2,066,933	2,066,933
Total Short-Term Investments (Cost $3,719,265)		3,719,265
Total Investments 99.3% (Cost $121,995,208)		156,284,461
Assets, less other Liabilities 0.7%		1,027,165
Net Assets 100.0%		$157,311,626

(1)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2007.
(2)	A portion of the investment is held by the broker as collateral for short sales activity.
*	Non-income producing
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT

September 30, 2007 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 2.4%	Shares	Market Value
Alcoholic Beverages 1.2%
Anheuser-Busch Companies, Inc.	22,500	$1,124,775
Fortune Brands, Inc.	10,000	814,900
		1,939,675
Casinos, Gambling & Lotteries 0.4%
Shuffle Master, Inc.*	35,500	530,725
Trump Entertainment Resorts, Inc.*	20,000	129,000
		659,725
Tobacco 0.8%
UST Inc.	24,700	1,225,120
Total Short Sale (Proceeds $4,027,454)		$3,824,520

*	Non-income producing

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2007 (Unaudited)

ASSETS
Investments, at value (cost $121,995,208)	$156,284,461
Cash	765,308
Deposits at broker for securities sold short and options written	2,981,850
Income receivable	332,949
Receivable from broker for proceeds on securities sold short	804,405
Receivable for investments sold	229,616
Receivable for capital shares sold	1,967,792
Other assets	36,718
TOTAL ASSETS	163,403,099

LIABILITIES
Securities sold short at value (proceeds $4,027,454)	3,824,520
Payable for investments purchased	1,950,160
Payable for capital shares redeemed	39,373
Payable to Advisor	132,674
Payable to affiliates	59,189
Payable for distribution fees	42,457
Accrued interest payable	384
Accrued expenses and other liabilities	42,716
TOTAL LIABILITIES	6,091,473

NET ASSETS	$157,311,626
Net assets consist of:
Paid-in capital	$117,461,844
Accumulated net realized gain	5,357,595
Net unrealized appreciation on:
Investments	34,289,253
Short positions	202,934
NET ASSETS	$157,311,626
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,572,047
Net asset value, redemption price and offering price per share(1)	$23.94

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations
For the Six Months Ended September 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividend income(1)	$1,056,614
Interest income	40,506
TOTAL INVESTMENT INCOME	1,097,120

EXPENSES
Advisory fees	577,390
Distribution fees	151,945
Transfer agent fees and expenses	72,879
Administration fees	57,501
Fund accounting fees	26,892
Federal and state registration fees	16,365
Legal fees	13,551
Chief compliance officer fees and expenses	12,497
Audit fees	11,281
Reports to shareholders	9,884
Custody fees	8,478
Trustees' fees and related expenses	4,003
Other expenses	15,131
TOTAL EXPENSES BEFORE DIVIDENDS ON SHORT
POSITIONS AND INTEREST EXPENSE	977,797
Interest expense	1,731
Dividends on short positions	38,633
TOTAL EXPENSES	1,018,161
Plus recoupment by Advisor	84,085
NET EXPENSES	1,102,246

NET INVESTMENT LOSS	(5,126)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	2,882,660
Short positions	178,425
Change in net unrealized appreciation/depreciation on:
Investments	17,681,657
Short positions	117,127
Written options	23,025
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,882,894
NET INCREASE IN NET ASSETS FROM OPERATIONS	$20,877,768

(1)	Net of $39,061 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited)	March 31, 2007
FROM OPERATIONS
Net investment income (loss)	$(5,126)	$276,366
Net realized gain (loss) on:
Investments	2,882,660	2,656,530
Short positions	178,425	(17,713)
Change in net unrealized appreciation/depreciation on:
Investments	17,681,657	5,778,944
Short positions	117,127	85,807
Written options	23,025	(23,025)
Net increase in net assets from operations	20,877,768	8,756,909

FROM DISTRIBUTIONS
Net investment income	(113,406)	(162,960)
Net realized gain on investments	—	(789,340)
Net decrease in net assets resulting
from distributions paid	(113,406)	(952,300)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	49,874,407	54,469,879
Net asset value of shares issued in
reinvestment of distributions to shareholders	107,352	894,561
Payments for shares redeemed(1)	(16,459,904)	(14,674,142)
Net increase in net assets from
capital share transactions	33,521,855	44,690,298

TOTAL INCREASE IN NET ASSETS	54,286,217	52,494,907

NET ASSETS
Beginning of year	103,025,409	50,530,502
End of year	$157,311,626	$103,025,409
UNDISTRIBUTED NET INVESTMENT INCOME	$—	$ 113,406

(1)	Net of redemption fees of $36,785 for the six months ended September 30, 2007, and $16,158 for the year ended March 31, 2007.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended		Year		Year	Year	Year	Period
	September 30,		Ended		Ended	Ended	Ended	Ended
	2007		March 31,		March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2007		2006	2005	2004	2003(1)
Net Asset Value,
Beginning of Period	$20.37		$18.08		$15.42	$13.34	$8.49	$10.00
Income (loss) from
investment operations:
Net investment income (loss)	0.02		0.06	(5)	—	—	(0.01)	0.01
Net realized and unrealized
gain (loss) on investments	3.57		2.48		2.87	2.12	4.86	(1.54)
Total from investment operations	3.59		2.54		2.87	2.12	4.85	(1.53)
Less distributions:
Dividends from net
investment income	(0.02)		(0.04)		—	—	(0.01)	—
From net realized gain
on investments	—		(0.21)		(0.24)	(0.06)	—	—
Total distributions	(0.02)		(0.25)		(0.24)	(0.06)	(0.01)	—
Paid-in capital from
redemption fees (Note 2)	—	(6)	—	(6)	0.03	0.02	0.01	0.02
Net Asset Value, End of Period	$23.94		$20.37		$18.08	$15.42	$13.34	$8.49
Total Return	17.64%	(2)	14.10%		18.98%	16.05%	57.34%	(15.10)%	(2)
Supplemental Data and Ratios:
Net assets at end of period (000's)	$157,312		$103,025		$50,531	$31,483	$10,375	$3,864
Ratio of expenses to
average net assets:
Before waiver and
expense reimbursement	1.68%	(3)(4)	1.93%	(3)	2.20%	2.67%	3.75%	6.48%	(4)
After waiver and
expense reimbursement	1.82%	(3)(4)	1.78%	(3)	1.75%	1.75%	1.75%	1.75%	(4)
Ratio of net investment
income (loss) to average net assets:
Before waiver and
expense reimbursement	0.13%	(4)(7)	0.27%	(7)	(0.46)%	(0.93)%	(2.07)%	(4.34)%	(4)
After waiver and
expense reimbursement	(0.01)%	(4)(7)	0.42%	(7)	(0.01)%	(0.01)%	(0.07)%	0.39%	(4)
Portfolio turnover rate	22.75%		44.44%		67.29%	15.01%	6.58%	4.28%

(1)	Fund commenced operations on August 30, 2002.
(2)	Not annualized.
(3)
The ratio of expenses to average net assets includes dividends on short postions. The before waiver and expense reimbursment and after waiver and expense reimbursment ratios excluding dividends on short positions were 1.61% and 1.75% for the six months ended September 30, 2007, and 1.90% and 1.75% for the year ended March 31, 2007.

(4)	Annualized.
(5)	Per share net investment income was calculated prior to tax adjustments.
(6)	Less than one cent per share.
(7)	The net investment income ratios include dividends on short positions.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

(1)  Organization
The Fund is a separate series of USA MUTUALS (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified open-end management company.  The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002.  The Fund is managed by Mutuals Advisors, Inc. (the “Advisor”), formerly known as MUTUALS.com, Inc., which has retained GNI Capital, Inc. (“GNI”) to act as the Fund’s subadvisor.

The Fund’s investment objective is long-term growth of capital.

(2)  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)  Investment Valuation
Securities are stated at value.  Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities for which there were no transactions are valued at the latest bid prices.  All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.  Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees.  When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

(b)  Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision has been provided.

(c)  New Accounting Pronouncements
The Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on September 29, 2007.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  As of September 30, 2007, FIN 48 did not result in an impact to the Fund’s financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(d)  Distributions to Shareholders
The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended September 30, 2007 and the year ended March 31, 2007 were as follows:

	Six Months Ended	Year Ended
	September 30, 2007	March 31, 2007
Ordinary income	$113,406	$241,851
Long-term capital gains	$ —	$710,449

The Fund designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2007.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$85,082,417
Gross tax unrealized appreciation	$18,170,284
Gross tax unrealized depreciation	(1,525,887)
Net tax unrealized appreciation	16,644,397
Undistributed ordinary income	113,406
Undistributed long-term capital gain	2,264,835
Total distributable earnings	2,378,241
Other accumulated gains	62,782
Total accumulated earnings	$19,085,420

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales and mark-to-market adjustments on Section 1256 contracts.

(e)  Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)  Share Valuation
The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(g)  Short Positions
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  These segregated assets are valued consistent with Note 2a above.  The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.  The Fund’s receivable for proceeds on securities sold short is with one major security dealer.  The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(h)  Options
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.  The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

The number of option contracts written and the premiums received by the Fund during the period ended September 30, 2007, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(150)	$(6,225)
Options written	—	—
Options exercised	—	—
Options expired	150	6,225
Options closed	—	—
Options outstanding, end of period	—	$—

(i)  Other
Investment transactions are accounted for on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(j)  Reclassifications of Capital Accounts
Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended March 31, 2007 there were no reclassifications.

(3)  Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund’s average daily net assets.

The Advisor has agreed to waive, through July 31, 2017, its management fee and/or reimburse the Fund’s other normal operating expenses (excludes dividends on short positions and interest expense) to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% of the Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  For the six months ended September 30, 2007, $84,085 was recouped by the Advisor.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2008	$ 78,062
2009	$196,862
2010	$ 95,868

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Fund paid the Chief Compliance Officer $12,497 for the six months ended September 30, 2007.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended September 30, 2007, the Fund accrued expenses of $151,945 pursuant to the 12b-1 Plan.

(4)  Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2007	March 31, 2007
Shares sold	2,277,560	3,003,112
Shares issued to holders in
reinvestment of distributions	4,995	44,919
Shares redeemed	(769,253)	(783,404)
Net increase	1,513,302	2,264,627

(5)  Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended September 30, 2007, were $58,585,752 and $27,511,139, respectively.  There were no purchases or sales of U.S. government securities.

(6)  Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities.  For the periods April 1, 2007 through September 18, 2007 and September 19, 2007 through September 30, 2007, the interest rate on the outstanding principal amount was the Bank’s Prime Rate of 8.25% and 7.75%, respectively.  During the six months ended September 30, 2007, the Fund had an outstanding average daily balance of $41,273 and the maximum amount outstanding during the period was $1,000,000.  Interest expense amounted to $1,731 for the Fund for the six months ended September 30, 2007.  At September 30, 2007 there was no loan payable balance for the Fund.

REGARDING RENEWAL OF ADVISORY AGREEMENT

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Company on May 23, 2007 (the “Board Meeting”), the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved the renewal of the Company’s Investment Advisory Agreement (the “Agreement”) with Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”) through July 31, 2008.  In advance of the Board Meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions asked by the Trustees.  The materials provided contained information with respect to the factors noted below, including the Agreement, a memorandum prepared by the Company’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a questionnaire completed on behalf of the Fund by the Advisor, Form ADV, financial statements, bibliographic information regarding key personnel, written compliance program and Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the renewal process relating to the Agreement, including performance, management fees and other expense information.  The materials also included comparisons of the Fund with other funds of similar size and/or investment objectives in terms of performance, fees and other expenses, as well as the performance of the Fund versus its benchmark.

DISCUSSION OF FACTORS CONSIDERED IN CONNECTION WITH THE AGREEMENT

In connection with the approval of the renewal of the Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES.

The Trustees considered the nature, extent and quality of services provided by the Advisor, including portfolio management, supervision of Fund operations, compliance and regulatory matters and general oversight of other service providers.  The Trustees discussed the Advisor’s responsibilities in light of its retention of GNI Capital, Inc. (“GNI”) as a subadvisor to make day-to-day decisions with respect to the management of the Fund’s portfolio.  The Trustees reviewed the structure of the Advisor’s compliance procedures and noted that David Scott of D. E. Scott & Associates, LLC had been retained as the chief compliance officer for the Company and the Advisor.  The Trustees discussed the Advisor’s handling of compliance matters, including information provided by Mr. Scott.  The Trustees concluded that, while the Advisor did not have a large staff, the quality of the services provided to the Fund has been consistently of a high level and that it was qualified to manage the Fund’s portfolio, to oversee GNI as a subadvisor and to monitor the Fund’s compliance with applicable requirements under the securities laws.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR.

The Trustees reviewed a report prepared by Lipper, Inc. (“Lipper”) that contained information regarding the Fund’s performance.  The Trustees considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund’s Lipper peer group universe, and concluded that the Advisor had delivered strong performance results consistent with the long-term investment strategies being pursued by the Fund.  The Fund ranked very high in its peer group based on its average annual return over three-year, one-year, six-month and three-month periods.  In particular, the Trustees noted that the Fund ranked in the first quartile of its performance peer group for the three-year, one-year, six-month and three-month periods ended March 31, 2007 (ranking first in its peer group for the one-year period and ranking no lower than third in any other period).  The Trustees also noted that the Advisor did not have any clients other than the Company, so performance results could not be compared to the Advisor’s other clients.  After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the Fund’s management fee and total expense ratio relative to industry averages for the Fund’s benchmark category.  The Trustees noted that the Advisor has historically capped the total expense ratio of the Fund at 1.75% and observed that the Advisor proposed to continue to cap the Fund’s expenses at 1.75%.  Based on the information provided by Lipper, the Fund was the in the third quartile in its expense peer group based on total expenses.  The Fund’s contractual advisory fee was within 0.1% of its peer group median.  The Trustees reviewed the Advisor’s balance sheet, income statement and profit and loss statement, noting that due to the expense cap that is in place, the Advisor continues to waive a portion of its advisory fee. The Trustees also took notice of the fact that the Advisor realized a profit for the first time during its last fiscal year and received and reviewed financial statements for the parent company of the Advisor.  The Trustees acknowledged the Advisor had subsidized the Fund’s operations following its inception and had not yet recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor in light of the prospects for the Fund’s future growth.  The Trustees concluded that, based on the financial statements, the Advisor was sufficiently capitalized to continue to provide adequate services to the Fund.  The Trustees also concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative performance and expense and advisory fee information, and that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS.

The Trustees considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale.  The Trustees noted that as asset levels grow, certain service provider fees are reduced.  The Trustees again noted that the Advisor’s cap on the Fund’s total expenses, which has been in place since the Fund’s inception, has been and continues to be a clear benefit to Fund investors, and will remain in place for at least another year.

The Trustees also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist.  The Trustees noted that breakpoints are not a viable option at this time given the size of the Fund and the Advisor’s continuing fee waivers, although the Trustees recognized that breakpoints might be re-evaluated in the event of further growth in the assets of the Fund.  The Trustees acknowledged the statement of the Advisor that the Fund’s expense cap may no longer be necessary as the Fund grows and that the Fund’s fee structure would be re-evaluated, with breakpoints and other measures inserted and fee rates possibly lowered, for the benefit of the Fund’s shareholders.  With respect to the Advisor’s fee structure and applicable expense caps, in light of the Advisor’s recognition of the possibility of lowering fee rates if the Fund continues to grow, the Trustees concluded that the extent of potential economies of scale were adequately addressed.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees also considered the character and amount of other incidental or “fall-out” benefits received by the Advisor from its association with the Fund.  The Trustees concluded that potential “fall-out” benefits that the Advisor may receive, such as greater name recognition, appear to be modest, and in many cases benefit the Fund.

CONCLUSIONS

All of these factors were considered by the Trustees.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders had received favorable absolute and relative performance at reasonable fees and, therefore, approval of the renewal of the Agreement was in the best interest of the Fund and its shareholders.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies.  A description of the Vice Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

VICE FUND

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Subadvisor	GNI Capital, Inc.
125 The Parkway, Suite 201
Greenville, South Carolina 29615

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

   Printed on recycled paper

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

 Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By   /s/ Laurie Roberts
Laurie Roberts, President and Treasurer

Date  December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By   /s/ Laurie Roberts
Laurie Roberts, President and Treasurer

Date   December 7, 2007